Finance debt (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Disclosure of detailed information about borrowings

						$ million
			2022			2021
	Current	Non-current	Total	Current	Non-current	Total
Borrowings	3,198	43,746	46,944	5,557	55,619	61,176
The following table shows the weighted-average interest rates achieved through a combination of borrowings and derivative financial instruments entered into to manage interest rate and currency exposures.

		Fixed rate debt		Floating rate debt		Total
	Weighted average interest rate %	Weighted average time for which rate is fixed Years	Amount $ million	Weighted average interest rate %	Amount $ million	Amount $ million
						2022
US dollar	3	14	28,651	6	18,105	46,756
Other currencies	6	8	188	—	—	188
			28,839		18,105	46,944

						2021
US dollar	3	12	35,891	2	25,074	60,965
Other currencies	6	9	188	1	23	211
			36,079		25,097	61,176

Summary of the fair value and carrying amount of finance debt
The carrying amount of the group’s short-term borrowings, comprising mainly of commercial paper, approximates their fair value. The fair values of the significant majority of the group’s long-term borrowings are determined using quoted prices in active markets, and so fall within level 1 of the fair value hierarchy. Where quoted prices are not available, quoted prices for similar instruments in active markets are used and such measurements are therefore categorized in level 2 of the fair value hierarchy.

				$ million
		2022		2021
	Fair value	Carrying amount	Fair value	Carrying amount
Short-term borrowings	901	901	2,191	2,191
Long-term borrowings	41,689	46,043	60,755	58,985
Total finance debt	42,590	46,944	62,946	61,176